Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 390,291	$ 386,819
Less accumulated depreciation and amortization	(126,597)	(104,868)
Premises and equipment, net	263,694	281,951
Future minimum payments due, current	5,956
Future minimum payments due, two years	5,107
Future minimum payments due, three years	4,923
Future minimum payments due, four years	4,276
Future minimum payments due, five years	3,750
Future minimum payments due, thereafter	17,005
Rental expense	5,500	5,300	$ 6,600
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	102,381	109,414
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	149,805	143,841
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	18,587	18,365
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 119,518	$ 115,199
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years	25 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Minimum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years	40 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years	15 years
Maximum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years